Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	M9
Trading Symbol	NCNA
Entity Registrant Name	NUCANA PLC
Entity Central Index Key	0001709626
Current Fiscal Year End Date	--12-31